Filed with the Securities and Exchange Commission on September 27, 2016

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[ ] Pre-Effective Amendment No.

[ X ] Post-Effective Amendment No. 103

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[ X ] Amendment No. 106

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Suite 2

Omaha, NE  68130

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Joshua Deringer Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103	Richard A. Malinowski Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)

[X]   on October 4, 2016 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)(l)

[   ]   on (date) pursuant to paragraph (a)(l)

[   ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

[   ]   as soon as practicable after the effective date of this registration statement

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 100 (“PEA 100”) was filed by Two Roads Shared Trust (the “Trust”) pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 103 under the Investment Company Act of 1940, as amended (the “1940 Act”), on July 1, 2016 with respect to the West Shore Real Return Fund (the “Fund”) for the purpose of providing information regarding a new investment adviser of the Fund, an existing portfolio of the Trust, and pursuant to Rule 485(a)(1) would have been effective on August 30, 2016.

Post-Effective Amendment No. 101 was filed by the Trust on August 29, 2016 pursuant to Rule 485(b)(1)(iii) under the 1933 Act and Amendment No. 104 under the 1940 Act for the purpose of designating September 28, 2016 as the new effective date of PEA 100.

This Post-Effective Amendment No. 103 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act and Amendment No. 106 under the 1940 Act for the purpose of designating October 4, 2016 as the new effective date upon which PEA 100 shall become effective.

This Post-Effective Amendment No. 103 incorporates by reference the information contained in Parts A and B of PEA 100 and the information in Part C of Post-Effective Amendment No. 102 to the Trust’s Registration Statement , filed on September 16, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 103 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 27th day of September, 2016.

Two Roads Shared Trust

By:

Andrew Rogers*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	September 27, 2016
Mark Garbin*	_________________________ Trustee	September 27, 2016
Neil M. Kaufman*	_________________________ Trustee	September 27, 2016
Anita K. Krug*	_________________________ Trustee	September 27, 2016
Andrew Rogers*	_________________________ President and Principal Executive Officer	September 27, 2016

James Colantino*	_________________________ Treasurer and Principal Financial Officer	September 27, 2016

*By: /s/ Richard A. Malinowski

Richard A. Malinowski

Attorney in fact